OTHER RECEIVABLE	12 Months Ended
Dec. 31, 2021
OTHER RECEIVABLE
Other Receivable

NOTE 10 – OTHER RECEIVABLES

As of December 31, 2021, other receivables consists of staff advances, prepaid trademark and system set up fees as follow:

	December 31, 2021	December 31, 2020
Prepaid trademark and system set up fee	-	3,318
Advances to staff	19,302	-
Others	10,845	2,453
	30,147	5,771